Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2018
Prepaid Expenses And Other Assets [Abstract]
Prepaid Expenses And Other Current Assets

	December 31, 2018	December 31, 2017
Prepaid voyage costs	$ 134	$ 14
Inventory	1,004	220
Other	757	671

Total prepaid expenses and other current assets	$ 1,895	$ 905